Inventories (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Inventories [Abstract]
Inventory amount	$ 901,963	$ 803,413
Finished goods	29,885	42,775
Work-in-progres	$ 28,861	$ 51,321